REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 82,071	$ 1,431,104	$ 2,032,673	$ 7,884,480
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	74,586	590,028	449,238	1,124,462
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	7,485	0	1,397,152	0
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 841,076	$ 186,283	$ 6,760,018